SALE OF ASSETS (Details Narrative)	9 Months Ended
Sep. 30, 2023 USD ($) $ / shares shares
Sale Of Assets
[custom:PrincipalAmount] | $	$ 165,000
[custom:OriginalIssueDiscount]	10.00%
Debt Instrument, Convertible, Conversion Price | $ / shares	$ 0.003
Common Stock Dividends, Shares | shares	55,000,000
[custom:PurchaseOfCommonStockWarrants] | shares	55,000,000
Warrant, Exercise Price, Increase | $ / shares	$ 0.01
Gain (Loss) on Sale of Assets and Asset Impairment Charges | $	$ 150,000